Employee benefit plans	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Employee benefit plans
Note 11: Employee benefit plans

The Bank maintains trusteed pension plans including non-contributory defined benefit plans and a number of defined contribution plans, and provides post-retirement medical benefits to its qualifying retirees. The defined benefit provisions under the pension plans are generally based upon years of service and average salary during the relevant years of employment. The defined benefit and post-retirement medical plans are not open to new participants and are non-contributory and the funding required is provided by the Bank, based upon the advice of independent actuaries. The defined benefit pension plans are in the Bermuda, Guernsey and UK jurisdictions, and the defined benefit post-retirement medical plan is in Bermuda. The Bank has a residual obligation on top of its defined contribution plan in Mauritius.

Bermuda Defined Benefit and Post-Retirement Medical Benefit Plan
Plan amendments occurring in 2014 and 2019 resulted in the recognition of new prior service costs on December 31, 2014 and December 31, 2019 on a plan for which substantially all members are now inactive. The Bank has elected to amortize these new prior service costs on a linear basis over 21 years and 16 years, respectively, which was the average remaining life expectancy of members eligible for benefits under the plan at the time of the amendments.

Guernsey Defined Benefit Pension Plan
Effective October 2014, all the participants of the Guernsey defined benefit pension plan became inactive and in accordance with GAAP, the net actuarial loss of the Guernsey defined benefit pension plan is amortized over the then estimated average remaining life expectancy of the inactive participants of 39 years. Prior to all of the Guernsey participants being inactive, the net actuarial loss of the Guernsey defined benefit pension plan was amortized to net income over the estimated average remaining service period for active members of 15 years.

UK Defined Benefit Pension Plan
The UK defined benefit pension plan closed to new members effective April 1, 2002 and subsequently closed to further accrual of new benefits effective October 1, 2012. During the years ended December 31, 2018 and 2017, the pension plan settled in cash the liability of several plan members and an insurance policy was purchased in the name of the trustees of the plan to match the liabilities of remaining members who were pensioners as at March 31, 2016.

Mauritius Portable Retirement Gratuity Fund
Under the Mauritius Workers’ Right Act of 2019, the Portable Retirement Gratuity Fund (the "Fund") was established for the purpose of providing for the payment of a gratuity on the death or retirement of an employee and came into effect on January 1, 2020. The Fund operates as a centralized defined contribution scheme with employers required to make upfront contributions at prescribed rates based on employees' monthly remuneration. Any shortfall in this lump sum gratuity in an employees accumulated fund upon death or retirement, is to be funded by the Bank. Accordingly, the Bank recognizes the related service and net interest costs as well as the related net actuarial liability.

The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefit plan, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each December 31 and therefore, the most recent measurement date is December 31, 2025.

	December 31, 2025		December 31, 2024		December 31, 2023
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	100,397	84,455	99,013	83,578	110,004	88,682

Change in projected benefit obligation
Projected benefit obligation at beginning of year	99,013	83,578	110,004	88,682	106,748	91,983
Service cost	—	43	—	54	—	76
Interest cost	5,235	4,369	5,134	4,385	5,367	4,786
Benefits paid	(7,901)	(2,664)	(7,961)	(3,324)	(7,829)	(3,244)
Actuarial (gain) loss	1,122	(871)	(7,453)	(6,219)	3,368	(4,919)
Foreign exchange translation adjustment	2,928	—	(711)	—	2,350	—
Projected benefit obligation at end of year	100,397	84,455	99,013	83,578	110,004	88,682

Change in plan assets
Fair value of plan assets at beginning of year	126,419	—	136,653	—	137,294	—
Actual return on plan assets	8,950	—	(1,501)	—	3,725	—
Employer contribution	10,174	2,664	153	3,324	386	3,244
Benefits paid	(7,901)	(2,664)	(7,961)	(3,324)	(7,829)	(3,244)
Foreign exchange translation adjustment	3,781	—	(925)	—	3,077	—
Fair value of plan assets at end of year	141,423	—	126,419	—	136,653	—

Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in accrued interest and other assets	41,037	—	27,417	—	26,661	—
Accrued pension benefit cost included in employee benefit plans liability	(11)	(84,455)	(11)	(83,578)	(12)	(88,682)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	41,026	(84,455)	27,406	(83,578)	26,649	(88,682)

		Year ended
		December 31, 2025		December 31, 2024		December 31, 2023
		Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss), excluding deferred taxes		(45,707)	22,291	(48,969)	22,022	(51,165)	18,114
Net prior service credit (cost)		(253)	(5,246)	(313)	(5,770)	(398)	(6,294)
Deferred income taxes assets (liabilities)		(1,157)	—	—	—	—	—
Net amount recognized in accumulated other comprehensive income (loss)		(47,117)	17,045	(49,282)	16,252	(51,563)	11,820

Annual benefit expense
Expense component	Line item in the consolidated statements of operations
Service cost	Salaries and other employee benefits	—	43	—	54	—	76
Interest cost	Non-service employee benefits expense	5,235	4,369	5,134	4,385	5,367	4,786
Expected return on plan assets	Non-service employee benefits expense	(6,399)	—	(6,240)	—	(6,117)	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,341	(602)	2,358	524	2,284	524
Amortization of prior service (credit) loss	Non-service employee benefits expense	82	524	79	(2,311)	79	(1,333)
Defined benefit (income) expense		1,259	4,334	1,331	2,652	1,613	4,053
Defined contribution expense		8,380	—	8,363	—	8,525	—
Total benefit (income) expense		9,639	4,334	9,694	2,652	10,138	4,053
The components of benefit expense (income) other than the service cost component are included in the line item non-service employee benefits expense in the consolidated statements of operations.

Other changes recognized in other comprehensive income (loss)
Net gain (loss) arising during the year		1,439	871	(288)	6,219	(5,762)	4,919
Amortization of net actuarial (gains) losses		2,341	(602)	2,358	524	2,284	524
Amortization of prior service (credit) cost		82	524	79	(2,311)	79	(1,333)
Change in deferred taxes		(1,135)	—	—	—	—	—
Foreign exchange adjustment		(562)	—	132	—	(259)	—
Total changes recognized in other comprehensive income (loss)		2,165	793	2,281	4,432	(3,658)	4,110
To develop the expected long-term rate of return on the plan assets assumption for each plan, the Bank considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocations of the assets. The weighted average discount rate used to determine benefit obligations at the end of the year is derived from interest rates on high quality corporate bonds with maturities that match the expected benefit payments.
Actuarial Assumptions

	Year ended
	December 31, 2025		December 31, 2024		December 31, 2023
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	5.56%	5.67%	4.85%	5.16%	5.20%	5.37%
Weighted average rate of compensation increases[1]	3.20%	N/A	3.20%	N/A	3.00%	N/A
Weighted average expected long-term rate of return on plan assets	4.97%	N/A	5.80%	N/A	6.30%	N/A
Weighted average annual medical cost increase rate	N/A	6.6% to 4.5% in 2040	N/A	6.8% to 4.5% in 2040	N/A	6.9% to 4.5% in 2040

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	5.35%	5.48%	5.55%	5.67%	4.85%	5.16%
Weighted average rate of compensation increases[1]	3.20%	N/A	3.20%	N/A	3.00%	N/A
Weighted average annual medical cost increase rate	N/A	6.5% to 4.5% in 2040	N/A	6.6% to 4.5% in 2040	N/A	6.8% to 4.5% in 2040
[1]Only the UK subsidiary plan is impacted by potential future compensation increases.

Investments Policies and Strategies
The pension plans’ assets are managed according to each plan's investment policy statement, which outlines the purpose of the plan, statement of objectives and guidelines and investment policy. The asset allocation is diversified and any use of derivatives is limited to hedging purposes only.

	December 31, 2025		December 31, 2024
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	72%	73%	70%	74%
Equity securities (including equity mutual funds)	19%	9%	20%	9%
Other	9%	18%	10%	17%
Total	100%	100%	100%	100%

Fair Value Measurements of Pension Plans' Assets
The following table presents the fair value of the plans' assets by category and level of inputs used in their respective fair value determination as described in "Note 2: Significant accounting policies", except the level 3 security, for which the valuation determination is described following the below table:

	December 31, 2025				December 31, 2024
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	31,191	—	31,191	—	30,748	—	30,748
Non-US governments debt securities	—	41,404	—	41,404	—	39,127	—	39,127
Corporate debt securities	—	28,475	—	28,475	—	19,137	—	19,137
Equity securities and mutual funds	1,491	25,822	—	27,313	1,066	24,790	—	25,856
Other	774	1,334	10,932	13,040	497	833	10,221	11,551
Total fair value of plans' assets	2,265	128,226	10,932	141,423	1,563	114,635	10,221	126,419
The Level 3 assets consist of insured annuity policies covering the full pension benefits of certain plan members. The fair value of these policies is deemed equal to the actuarial value of the projected benefit obligation for the insured benefits. At December 31, 2025, 19.0% (December 31, 2024: 19.5%) of the assets of the pension plans were mutual funds and equity securities managed or administered by wholly-owned subsidiaries of the Bank. At December 31, 2025, 1.1% (December 31, 2024: 0.8%) of the plans' assets were invested in common shares of the Bank.

The investments of the pension funds are diversified across a range of asset classes and are diversified within each asset class. The assets are generally actively managed with the goal of adding some incremental value through security selection and asset allocation.
Estimated 2026 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending December 31, 2026	—	5,544
Estimated benefit payments by year:
2026	7,444	5,544
2027	7,836	5,744
2028	7,486	5,905
2029	7,610	6,054
2030	7,486	6,175
2031-2035	36,784	31,976